RELATED PARTY TRANSACTIONS (Details - Related party accounts receivable) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Related Party Transaction [Line Items]
Account receivable - related party	$ 0	$ 286,272
Langton [Member]
Related Party Transaction [Line Items]
Account receivable - related party	$ 0	$ 286,272